OTHER SIGNIFICANT TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Sep. 30, 2021
SIGNIFICANT AND OTHER TRANSACTIONS WITH RELATED PARTIES
Related party transactions
Warrant No./Class	Issue Date	No. Warrant Shares	Exercise Price	Original Expiration Date	Amended Expiration Date
Clayton Struve Warrant Series C Warrant W98	08-04-2016	1,785,715	$0.25	08-04-2021	08-04-2023
Clayton Struve Warrant Series F Warrant F-1	11-14-2016	187,500	$0.25	11-13-2021	11-13-2023
Clayton Struve Warrant Series F Warrant F-2	12-19-2016	187,500	$0.25	12-18-2021	12-18-2023